Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Finance costs [Abstract]
Interest incurred on long-term debt (Note 13)	$ 17,224	$ 15,455	$ 14,924
Interest incurred on short-term borrowings (Note 12)	7,561	6,917	13,340
Servicing fees on factoring (Note 3)	466	667	1,298
Amortization of financing fees (Note 9)	5,616	6,028	4,455
Amortization of convertible notes discount (Note 13)	4,610	4,082	2,297
Bank commissions, commitment fees and other charges	6,144	4,530	6,582
Interest rate swaps (Note 14)	(5,539)	0	0
Loss on partial extinguishment of convertible senior notes	417	0	0
Interest on lease payments	0	0	6
Capitalized interest	0	(71)	(9,004)
Total	$ 36,499	$ 37,608	$ 33,898